Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory
Inventory
Inventory, net consists of:

(Dollars in thousands)	September 30, 2018	December 31, 2017
Raw materials	$1,210	$1,368
Work in process	3,065	1,972
Finished goods	2,432	4,765
Total	$6,707	$8,105

Cost is determined on a FIFO basis and includes material costs, labor and applicable overhead. The Company reviews its inventory for excess or obsolescence and writes down inventory that has no alternative uses to its net realizable value. The inventory reserves for excess and obsolete inventory at September 30, 2018 and December 31, 2017 were $0.3 million and $0.3 million, respectively.

INVENTORY
Inventory, net consists of:

	December 31,
(Dollars in thousands)	2017	2016
Raw materials	$1,368	$1,117
Work in process	1,972	1,434
Finished goods	4,765	6,833
Total	$8,105	$9,384

Cost is determined on a FIFO basis and includes material costs, labor and applicable overhead. The Company reviews its inventory for excess or obsolescence and writes down inventory that has no alternative uses to its net realizable value. The inventory reserves for excess and obsolete inventory at December 31, 2017 and 2016 were $0.3 million and $1.0 million, respectively.